UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                              FORM 13F

                                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
 [   ]  is a restatement.
 [   ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                    McClain Value Management LLC
Address:               175 Elm Street
                               New Canaan, CT  06840
13F File Number:  28-12710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Phillip C. McClain
Title:                      President
Phone:                  203-966-3197

Signature,  Place, and Date of Signing:

Phillip C. McClain,   New Canaan, Connecticut,  August 1, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

                                                     FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          32
Form 13F Information Table Value Total:          $318081
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 Flowers.Com Inc          COM              68243Q106     3208  1034853 SH       Sole                  1034853
Alere Inc Com                  COM              01449J105    21877   597418 SH       Sole                   597418
Assisted Living Concepts       COM              04544X300     2232   133020 SH       Sole                   133020
CGI Group Inc                  COM              39945C109     3935   159654 SH       Sole                   159654
Charming Shoppes Inc           COM              161133103    14702  3534059 SH       Sole                  3534059
Christopher & Banks Corp       COM              171046105     1694   294597 SH       Sole                   294597
Ciber Inc Com                  COM              17163B102    12544  2260197 SH       Sole                  2260197
DTS Inc                        COM              23335C101    12523   308818 SH       Sole                   308818
Devon Energy Corp              COM              25179M103      505     6413 SH       Sole                     6413
Endeavour Intl Corp            COM              29259G200    17939  1190402 SH       Sole                  1190402
Fidelity Natl Finl             COM              31620R105    22061  1401588 SH       Sole                  1401588
Genon Energy Inc.              COM              37244E107    13063  3384121 SH       Sole                  3384121
Interpublic Group Cos          COM              460690100    15383  1230675 SH       Sole                  1230675
Kar Auction Services           COM              48238t109     1981   104783 SH       Sole                   104783
Kinder Morgan Mgt LLC          COM              49455U100    14566   222083 SH       Sole                   222083
Lifepoint Hosps Inc            COM              53219L109    15813   404641 SH       Sole                   404641
Manitowoc Company Inc          COM              563571108     1506    89404 SH       Sole                    89404
Office Depot Inc               COM              676220106    14457  3425927 SH       Sole                  3425927
Pfizer Inc                     COM              717081103    15369   746062 SH       Sole                   746062
Safeway Inc                    COM              786514208    13803   590608 SH       Sole                   590608
Spartech Corp                  COM              847220209     1228   201657 SH       Sole                   201657
Staples Inc                    COM              855030102    11781   745660 SH       Sole                   745660
Sunoco Inc                     COM              86764P109      305     7312 SH       Sole                     7312
Talbots Inc                    COM              874161102    10525  3151339 SH       Sole                  3151339
Temple Inland Inc              COM              879868107    24371   819479 SH       Sole                   819479
Terex Corp                     COM              880779103    14453   507999 SH       Sole                   507999
Tupperware Brands Corp         COM              899896104    14642   217083 SH       Sole                   217083
Unitedhealth Group Inc         COM              91324P102      453     8791 SH       Sole                     8791
Us Ecology Inc                 COM              025533407     1291    75484 SH       Sole                    75484
Waste Management Inc           COM              94106L109      519    13914 SH       Sole                    13914
Western Union                  COM              959802109    18046   900946 SH       Sole                   900946
XO Group, Inc.                 COM              983772104     1304   131030 SH       Sole                   131030